FLIGHT EQUIPMENT HELD FOR SALE (Details) $ in Thousands		2 Months Ended	3 Months Ended			12 Months Ended
	Nov. 30, 2018 USD ($) Aircraft	Mar. 12, 2019 Aircraft	Mar. 31, 2019 Aircraft	Dec. 31, 2018 Aircraft	Dec. 31, 2017 USD ($) Aircraft	Dec. 31, 2018 USD ($) Aircraft	Dec. 31, 2017 USD ($) Aircraft	Dec. 31, 2016 USD ($) Aircraft	Sep. 30, 2017 Aircraft
Flight Equipment Held for Sale [Abstract]
Number of aircraft committed to be sold	12			3
Sales price of aircraft | $	$ 295,000
Number of aircraft delivered to purchaser						3
Gain on sale of aircraft | $						$ 13,398	$ 3,926	$ 27,195
Number of aircraft held for sale				12	0	12	0		1
Number of aircraft sold for gain					1			13
Plan [Member]
Flight Equipment Held for Sale [Abstract]
Number of aircraft delivered to purchaser			1
Subsequent Event [Member]
Flight Equipment Held for Sale [Abstract]
Number of aircraft delivered to purchaser		8
Flight Equipment Held For Sale [Member]
Flight Equipment Held for Sale [Abstract]
Gain on sale of aircraft | $					$ 3,900	$ 7,900		$ 5,000